Group information - Summary of Subsidiaries (Detail)				12 Months Ended
	Mar. 28, 2020	Mar. 04, 2020	Jun. 19, 2019	Mar. 31, 2021	Mar. 31, 2020
ReNew Wind Energy (AP 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (AP 3) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Power Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy MP Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (MP) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy Varekarwadi Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Varekarwadi) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy Delhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy Delhi Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy Jamb Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Jamb) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy Devgarh Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Devgarh) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (AP) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (AP) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				70.00%	66.00%
Narmada Wind Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Narmada Wind Energy Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Sipla) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Sipla) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Jharkhand One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Jharkhand One) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Jharkhand Three) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary	51.00%			51.00%	51.00%
ReNew Solar Energy (Jharkhand Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Jharkhand Four) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Jharkhand Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Jharkhand Five) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Karnataka Two) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Abaha Wind Energy Developers Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Abaha Wind Energy Developers Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (TN) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy Budh Three Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Budh 3) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (MP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (MP One) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Telangana) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Telangana) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				51.00%	51.00%
ReNew Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Power Services Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Karnataka Two) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Shivpur) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Shivpur) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Karnataka) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				71.00%	64.00%
ReNew Wind Energy (Karnataka Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Karnataka 3) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (AP Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (AP Five) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Saur Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Saur Urja Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Bhumi Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Bhumi Prakash Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Tarun Kiran Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Tarun Kiran Bhoomi Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Saur Shakti Private Limited (Formerly known as Surya Prakash Urja Bhoomi Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Saur Shakti Private Limited (Formerly known as Surya Prakash Urja Bhoomi Private Limited)
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Agni Power Private Limited (Formerly known as Bhanu Dhara Kiran Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Agni Power Private Limited (Formerly known as Bhanu Dhara Kiran Private Limited)
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Mega Solar Power Private Limited (Formerly known as Sun Season Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Mega Solar Power Private Limited (Formerly known as Sun Season Private Limited)
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				51.00%	51.00%
ReNew Wind Energy (Rajasthan Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Rajasthan 2) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (MP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (MP Two) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Jath Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Jath Three) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Karnataka Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Karnataka 4) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Maharashtra) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Maharashtra) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (MP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (MP Four) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (APTwo) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (AP2) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Orissa) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Orissa) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (AP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (AP 4) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Jadeswar) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Jadeswar) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Welturi) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Welturi) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Services Private Limited (Formerly known as ReNew Wind Energy (Vaspet 4) Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Services Private Limited (Formerly known as ReNew Wind Energy (Vaspet 4) Private Limited)
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Rajasthan) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Vaspet Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Vaspet 5) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (Karnataka) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
ReNew Wind Energy (TN Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (TN 2) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Rajkot) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Rajkot) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Rajasthan) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Akshay Urja Limited (Formerly known as ReNew Akshay Urja Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Akshay Urja Limited (Formerly known as ReNew Akshay Urja Private Limited)
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	56.00%
ReNew Wind Energy (Jath) Limited (Formerly known as ReNew Wind Energy (Jath) Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Jath) Limited (Formerly known as ReNew Wind Energy (Jath) Private Limited)
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Rajasthan One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Rajasthan One) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Rajasthan Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Rajasthan 3) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Energy (TN) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Karnataka Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Karnataka Five) Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (MP Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (MP Three) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Wind Energy (Rajasthan Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Wind Energy (Rajasthan Four) Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Clean Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Clean Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Distributed Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Distributed Solar Energy Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Distributed Solar Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Distributed Solar Services Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Distributed Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Distributed Solar Power Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Surya Mitra Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Mitra Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary		1.39%		68.00%	1.00%
ReNew Surya Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Prakash Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Saur Vidyut Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Saur Vidyut Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Daylight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Daylight Energy Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Solar Sun Flame Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Sun Flame Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Power Singapore Pte. Ltd
Disclosure of subsidiaries [line items]
Name of companies				ReNew Power Singapore Pte. Ltd.
Name of holding company				ReNew Power Private Limited
Country of incorporation				Singapore
Proportion of ownership interest in subsidiary				100.00%	100.00%
Abha Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Abha Sunlight Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Nokor Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Nokor Solar Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Izra Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Izra Solar Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Zorya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Zorya Solar Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Vivasvat Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Vivasvat Solar Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Nokor Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Nokor Bhoomi Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Akhilagya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Akhilagya Solar Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Adyah Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Adyah Solar Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary					100.00%
ReNew Transmission Ventures Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Transmission Ventures Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Helios Infratech Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Helios Infratech Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Shruti Power Projects Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Shruti Power Projects Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Lexicon Vanijya Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Lexicon Vanijya Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Symphony Vyapaar Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Symphony Vyapaar Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Star Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Star Solar Power Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Sungold Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Sungold Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Molagavalli Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Molagavalli Renewable Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Vayu Urja Private Limited (Formerly known as KCT Renewable Energy Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Vayu Urja Private Limited (Formerly known as KCT Renewable Energy Private Limited)
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Rajat Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies				Rajat Renewables Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Kanak Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies				Kanak Renewables Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Bidwal Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Bidwal Renewable Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Pugalur Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Pugalur Renewable Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
AVP Powerinfra Private Limited
Disclosure of subsidiaries [line items]
Name of companies				AVP Powerinfra Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Badoni Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Badoni Power Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Alpha Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Alpha Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Anantapur Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Anantapur Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Andhra Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Andhra Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro AP Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro AP Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Bhesada Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Bhesada Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Dakshin Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Dakshin Power Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Dhar Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Dhar Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Jaisalmer Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Jaisalmer Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Kannada Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Kannada Power Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Kutch Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Kutch Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Madhya Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Madhya Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Mahawind Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Mahawind Power Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Raj Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Raj Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Rann Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Rann Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Renewables Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Urja Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Urja Wind Private Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Prathmesh Solarfarms Limited (refer note 54)
Disclosure of subsidiaries [line items]
Name of companies				Prathmesh Solarfarms Limited (refer note 54)
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Ostro Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Ostro Energy Private Limited
Name of holding company				ReNew Power Services Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Zemira Renewable Energy Limited
Disclosure of subsidiaries [line items]
Name of companies				Zemira Renewable Energy Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Americas Inc.
Disclosure of subsidiaries [line items]
Name of companies				ReNew Americas Inc.
Name of holding company				ReNew Power Private Limited
Country of incorporation				United States of America
Proportion of ownership interest in subsidiary					100.00%
Auxo Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Auxo Solar Energy Private Limited
Name of holding company				Renew Wind Energy (TN) Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Power International Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Power International Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				United Kingdom
Proportion of ownership interest in subsidiary				100.00%	100.00%
Zorya Distributed Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Zorya Distributed Power Services Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Cleantech Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Cleantech Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Sun Ability Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Ability Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Mega Light Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Mega Light Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Sun Waves Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Waves Private Limited
Name of holding company				ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Sun Flash Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Flash Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Sun Bright Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Bright Private Limited
Name of holding company				ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Sun Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Energy Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Auxo Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Auxo Sunlight Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Services Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Sun Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Power Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Mega Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Mega Urja Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Mega Spark Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Mega Spark Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Mega Green Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Mega Green Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Green Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Green Energy Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Green Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Green Power Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Greenyana Sunstream Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Greenyana Sunstream Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Vyoman Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Vyoman Power Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Vyoman Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Vyoman Energy Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Vyan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Vyan Shakti Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Shekhawati Solar Park Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Shekhawati Solar Park Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Green Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Green Solutions Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Surya Roshni Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Surya Roshni Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Solar Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Solar Urja Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Surya Ojas Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Surya Ojas Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
Renew Surya Vihaan Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Surya Vihaan Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%	100.00%
ReNew Surya Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Jyoti Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Surya Aayan Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Aayan Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Solar Vidhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Vidhi Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Surya Pratap Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Pratap Private Limited
Name of holding company				ReNew Solar Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Surya Alok Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Alok Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				69.00%
Renew Surya Kiran Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Renew Surya Kiran Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Surya Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Tejas Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Surya Uday Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Surya Uday Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Solar Piyush Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Piyush Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Solar Stellar Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Solar Stellar Private Limited
Name of holding company				ReNew Solar Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies				Regent Climate Connect Knowledge Solutions Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Vayu Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Vayu Energy Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Vayu Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Vayu Power Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Photovolitics Private Limited (Formerly Known As ReNew Saksham Urja Private Limited)
Disclosure of subsidiaries [line items]
Name of companies				ReNew Photovolitics Private Limited (Formerly Known As ReNew Saksham Urja Private Limited)
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Pawan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Pawan Shakti Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Pawan Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Pawan Urja Private Limited
Name of holding company				ReNew Power Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Sunlight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sunlight Energy Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Sun Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Renewables Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Sun Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Sun Shakti Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
ReNew Ravi Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies				ReNew Ravi Tejas Private Limited
Name of holding company				ReNew Green Energy Solutions Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				100.00%
Aalok Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies				Aalok Solarfarms Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				75.00%
Abha Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies				Abha Solarfarms Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				75.00%
Heramba Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies				Heramba Renewables Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				75.00%
Shreyas Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies				Shreyas Solarfarms Limited
Name of holding company				Ostro Energy Private Limited
Country of incorporation				India
Proportion of ownership interest in subsidiary				75.00%